Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares U.S. ETF Trust
Supplement dated January 21, 2025 (the “Supplement”)
to the currently effective Prospectus and
Statement of Additional Information (“SAI”)
for the Funds listed below (each, a “Fund” and collectively, the “Funds”)
iShares Bloomberg Roll Select Commodity Strategy ETF
iShares Commodity Curve Carry Strategy ETF
iShares GSCI Commodity Dynamic Roll Strategy ETF
iShares Transition-Enabling Metals ETF

Effective immediately, the Portfolio Managers for each Fund are Matthew DeCicco, Richard Mejzak and Orlando Montalvo. Accordingly, effective immediately, the following changes are made:
1.	The section of the Fund’s Prospectus entitled “Fund Overview – Management – Portfolio Managers” is deleted in its entirety and replaced with the following:
Portfolio Managers. Matthew DeCicco, Richard Mejzak and Orlando Montalvo (the “Portfolio Managers”) are primarily responsible for the day‑to‑day management of the Fund. Each Portfolio Manager supervises a portfolio management team. Matthew DeCicco, Richard Mejzak and Orlando Montalvo have been Portfolio Managers of the Fund since [year indicated in the table below].

Fund	Matthew DeCicco	Richard Mejzak	Orlando Montalvo

iShares Bloomberg Roll Select Commodity Strategy ETF	2025	2018	2023

iShares Commodity Curve Carry Strategy ETF	2025	2020	2023

iShares GSCI Commodity Dynamic Roll Strategy ETF	2025	2016	2023

iShares Transition-Enabling Metals ETF	2025	2023	2025
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Bloomberg Roll Select Commodity Strategy ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares U.S. ETF Trust
Supplement dated January 21, 2025 (the “Supplement”)
to the currently effective Prospectus and
Statement of Additional Information (“SAI”)
for the Funds listed below (each, a “Fund” and collectively, the “Funds”)

iShares Bloomberg Roll Select Commodity Strategy ETF
Effective immediately, the Portfolio Managers for each Fund are Matthew DeCicco, Richard Mejzak and Orlando Montalvo. Accordingly, effective immediately, the following changes are made:

1.	The section of the Fund’s Prospectus entitled “Fund Overview – Management – Portfolio Managers” is deleted in its entirety and replaced with the following:
Portfolio Managers. Matthew DeCicco, Richard Mejzak and Orlando Montalvo (the “Portfolio Managers”) are primarily responsible for the day‑to‑day management of the Fund. Each Portfolio Manager supervises a portfolio management team. Matthew DeCicco, Richard Mejzak and Orlando Montalvo have been Portfolio Managers of the Fund since [year indicated in the table below].

Fund	Matthew DeCicco	Richard Mejzak	Orlando Montalvo

iShares Bloomberg Roll Select Commodity Strategy ETF	2025	2018	2023

iShares Commodity Curve Carry Strategy ETF	2025	2020	2023

iShares GSCI Commodity Dynamic Roll Strategy ETF	2025	2016	2023

iShares Transition-Enabling Metals ETF	2025	2023	2025
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Commodity Curve Carry Strategy ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares U.S. ETF Trust
Supplement dated January 21, 2025 (the “Supplement”)
to the currently effective Prospectus and
Statement of Additional Information (“SAI”)
for the Funds listed below (each, a “Fund” and collectively, the “Funds”)

iShares Commodity Curve Carry Strategy ETF
Effective immediately, the Portfolio Managers for each Fund are Matthew DeCicco, Richard Mejzak and Orlando Montalvo. Accordingly, effective immediately, the following changes are made:

1.	The section of the Fund’s Prospectus entitled “Fund Overview – Management – Portfolio Managers” is deleted in its entirety and replaced with the following:
Portfolio Managers. Matthew DeCicco, Richard Mejzak and Orlando Montalvo (the “Portfolio Managers”) are primarily responsible for the day‑to‑day management of the Fund. Each Portfolio Manager supervises a portfolio management team. Matthew DeCicco, Richard Mejzak and Orlando Montalvo have been Portfolio Managers of the Fund since [year indicated in the table below].

Fund	Matthew DeCicco	Richard Mejzak	Orlando Montalvo

iShares Bloomberg Roll Select Commodity Strategy ETF	2025	2018	2023

iShares Commodity Curve Carry Strategy ETF	2025	2020	2023

iShares GSCI Commodity Dynamic Roll Strategy ETF	2025	2016	2023

iShares Transition-Enabling Metals ETF	2025	2023	2025
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares GSCI Commodity Dynamic Roll Strategy ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares U.S. ETF Trust
Supplement dated January 21, 2025 (the “Supplement”)
to the currently effective Prospectus and
Statement of Additional Information (“SAI”)
for the Funds listed below (each, a “Fund” and collectively, the “Funds”)

iShares GSCI Commodity Dynamic Roll Strategy ETF
Effective immediately, the Portfolio Managers for each Fund are Matthew DeCicco, Richard Mejzak and Orlando Montalvo. Accordingly, effective immediately, the following changes are made:

1.	The section of the Fund’s Prospectus entitled “Fund Overview – Management – Portfolio Managers” is deleted in its entirety and replaced with the following:
Portfolio Managers. Matthew DeCicco, Richard Mejzak and Orlando Montalvo (the “Portfolio Managers”) are primarily responsible for the day‑to‑day management of the Fund. Each Portfolio Manager supervises a portfolio management team. Matthew DeCicco, Richard Mejzak and Orlando Montalvo have been Portfolio Managers of the Fund since [year indicated in the table below].

Fund	Matthew DeCicco	Richard Mejzak	Orlando Montalvo

iShares Bloomberg Roll Select Commodity Strategy ETF	2025	2018	2023

iShares Commodity Curve Carry Strategy ETF	2025	2020	2023

iShares GSCI Commodity Dynamic Roll Strategy ETF	2025	2016	2023

iShares Transition-Enabling Metals ETF	2025	2023	2025
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Transition-Enabling Metals ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares U.S. ETF Trust
Supplement dated January 21, 2025 (the “Supplement”)
to the currently effective Prospectus and
Statement of Additional Information (“SAI”)
for the Funds listed below (each, a “Fund” and collectively, the “Funds”)

iShares Transition-Enabling Metals ETF
Effective immediately, the Portfolio Managers for each Fund are Matthew DeCicco, Richard Mejzak and Orlando Montalvo. Accordingly, effective immediately, the following changes are made:

1.	The section of the Fund’s Prospectus entitled “Fund Overview – Management – Portfolio Managers” is deleted in its entirety and replaced with the following:
Portfolio Managers. Matthew DeCicco, Richard Mejzak and Orlando Montalvo (the “Portfolio Managers”) are primarily responsible for the day‑to‑day management of the Fund. Each Portfolio Manager supervises a portfolio management team. Matthew DeCicco, Richard Mejzak and Orlando Montalvo have been Portfolio Managers of the Fund since [year indicated in the table below].

Fund	Matthew DeCicco	Richard Mejzak	Orlando Montalvo

iShares Bloomberg Roll Select Commodity Strategy ETF	2025	2018	2023

iShares Commodity Curve Carry Strategy ETF	2025	2020	2023

iShares GSCI Commodity Dynamic Roll Strategy ETF	2025	2016	2023

iShares Transition-Enabling Metals ETF	2025	2023	2025
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.